Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits per the financial statements	$ 193,236
Less: amounts deemed distributed for tax purposes, net	57
Net income per Form 5500	$ 193,293